                           Registration No. 333-41667

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 2
                                       TO
                                    FORM S-6

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

A.   Exact name of Trust:          C.M. Life Variable Life Separate Account I

B.   Name of Depositor:            C.M. Life Insurance Company

C.   Complete address of           140 Garden Street
     Depositor's principal         Hartford, CT 06154
     executive offices:

D.   Name and address of           Ann Lomeli
     Agent for Service             Corporate Secretary
     of Process:                   1295 State Street
                                   Springfield, MA 01111

     It is proposed that this filing will become effective (check appropriate box)

               immediately upon filing pursuant to paragraph (b) of Rule 485.
     --------
               on         pursuant to paragraph (b) of Rule 485.
     --------    --------
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     --------
               on         pursuant to paragraph (a)(1) of Rule 485.
     --------    --------
               this post effective amendment designates a new effective date for
        X a previously filed post effective amendment. Such effective date shall be February 20, 1999.
     --------

E.   Title of Securities being registered:  Survivorship Flexible Premium
                                            Adjustable Variable Life Insurance
                                            Policies

F.   Approximate date of proposed           As soon as practicable after the
     public offering:                       effective date of this Registration
                                            Statement.

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No.1 to Registration Statement No. 333-41667 filed pursuant to Rule 485(a) under the Securities Act of 1933 on November 25, 1998. The contents of Post-Effective Amendment No. 1 are being incorporated by reference.

                     REPRESENTATION BY REGISTRANT'S COUNSEL


As counsel to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 2 to Registration Statement No. 333-41667 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.



/s/ James M. Rodolakis
----------------------
James M. Rodolakis
Counsel

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, C.
M. Life Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 2 to Registration Statement No. 333-41667 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 22nd day of January, 1999.


     C.M. LIFE VARIABLE LIFE SEPARATE ACCOUNT I

     C.M. LIFE INSURANCE COMPANY
     (Depositor)

     By: /s/ Lawrence V. Burkett, Jr.*
     ---------------------------------
     Lawrence V. Burkett, Jr., Director, President and Chief Executive Officer C.M. Life Insurance Company

/s/ Richard M. Howe      On January 22, 1999, as Attorney-in-Fact pursuant to
-------------------      powers of attorney.
*Richard M. Howe

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to Registration Statement No. 333-41667 has been signed by the following persons in the capacities and on the duties indicated.


     Signature                 Title                            Date
     ---------                 -----                            ----

/s/ Lawrence V. Burkett, Jr.*  Director, President and          January 22, 1999
-----------------------------  Chief Executive Officer
Lawrence V. Burkett, Jr.

/s/ Edward M. Kline*           Vice President and Treasurer     January 22, 1999
--------------------           (Principal Financial Officer)
Edward M. Kline

/s/ John M. Miller, Jr.*       Vice President and Comptroller   January 22, 1999
------------------------       (Principal Accounting Officer)
John M. Miller Jr.

/s/ John B. Davies*            Director                         January 22, 1999
-------------------
John B. Davies

/s/ Stuart H. Reese*           Director                         January 22, 1999
--------------------
Stuart H. Reese.

/s/ Isadore Jermyn*            Director                         January 22, 1999
-------------------
Isadore Jermyn

/s/ James Miller*              Director                         January 22, 1999
-----------------
James Miller

/s/ Richard M. Howe            On January 22, 1999, as Attorney-in-Fact pursuant
-------------------            to powers of attorney.
*Richard M. Howe